Non-controlling interests (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Non-controlling interests	$ 18,819	$ 19,440
Beijing Economy Cooperation Ruifeng Investment Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	10.00%
Non-controlling interests	$ 18,819	19,392
Kunming Huaxia Xinyuan Real Estate Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	20.00%
Non-controlling interests	$ 0	$ 48